INCOME TAXES (Details 3) (USD $)	12 Months Ended
Sep. 30, 2013
INCOME TAXES
Unrecognized tax benefits	$ 138,000
Unrecognized tax benefits affecting effective tax rate if recognized	129,000
Accrued payment of interest and penalties	9,000
Aggregate changes in the balance of gross unrecognized tax benefits, which excludes interest and penalties
Balance at beginning of the period	129,000
Increases related to tax positions taken during the current period	32,000
Decreases related to the expiration of the statute of limitations	(32,000)
Balance at end of the period	129,000
Tax bad debt deductions, net in retained earnings
Deferred tax liability not recognized
Tax bad debt deductions, net of actual bad debts and bad debt recoveries	4,100,000
Provision for federal income taxes	$ 0